ARNALL GOLDEN GREGORY LLP
                                 171 17TH STREET, NW
                                   SUITE 2100
                                ATLANTA, GA 30363

                                                      Direct phone: 404-873-8706
                                                        Direct fax: 404-873-8707
                                                      E-mail: Robert.Dow@agg.com
                                                                     www.agg.com

                              June 24, 2005

VIA EDGAR

Securities & Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  Revised Preliminary Proxy Statement on Form PRER14A
              (Amendment No. 1) for Color Imaging, Inc. ("Color Imaging")

Dear Sir/Madam:

     Enclosed for filing herewith via EDGAR is a copy of Color Imaging's Revised Preliminary Proxy Statement on Form PRER14A (Amendment No. 1).

     Please direct any comments or questions you may have concerning this filing to me at (404) 873-8706.

                                        Sincerely,


                                        ARNALL GOLDEN GREGORY LLP



                                        /s/ Robert F. Dow
                                        Robert F. Dow


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